Acquisitions of business operations	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Acquisitions of business operations

26 Acquisitions of business operations

There were no acquisitions of business operations in 2018 or 2017.

2016 Acquisitions

Acerta Pharma

On 2 February 2016, AstraZeneca completed an agreement to invest in a majority equity stake in Acerta Pharma, a privately-owned biopharmaceutical company based in the Netherlands and US. The transaction provides AstraZeneca with a potential best-in-class irreversible oral Bruton’s tyrosine kinase (BTK) inhibitor, Calquence, currently in Phase III development for B-cell blood cancers and in Phase I/II clinical trials in multiple solid tumours. Acerta Pharma has approximately 150 employees.

Under the terms of the agreement, AstraZeneca has acquired 55% of the issued share capital of Acerta Pharma for an upfront payment of $2.5bn. A further payment of $1.5bn was due either on receipt of the first regulatory approval for Calquence for any indication in the US, or the end of 2018, depending on which was first. This was paid in 2017 on receipt of first regulatory approval in the US. The agreement also includes options which, if exercised, provide the opportunity for Acerta Pharma’s shareholders to sell, and AstraZeneca to buy, the remaining 45% of shares in Acerta Pharma. The options can be exercised at various points in time, conditional on the first approval of Calquence in both the US and Europe and when the extent of the commercial opportunity has been fully established, at a price of approximately $3bn net of certain costs and payments incurred by AstraZeneca and net of agreed future adjusting items, using a pre-agreed pricing mechanism.

The acquiring entity within the Group was a Swedish krona functional currency subsidiary. Foreign currency risk arises from the retranslation of the US dollar denominated liabilities arising from the transaction. To manage this foreign currency risk these liabilities have been designated as the hedge instrument in a net investment hedge of the Group’s underlying US dollar net investments. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.

AstraZeneca’s 55% holding is a controlling interest and Acerta Pharma’s combination of intangible product rights with an established workforce and their operating processes requires that the transaction is accounted for as a business combination in accordance with IFRS 3.

Goodwill is principally attributable to the value of the specialist know-how inherent in the acquired workforce and the accounting for deferred taxes. Goodwill is not expected to be deductible for tax purposes.

Acerta Pharma’s results have been consolidated into the Group’s results from 2 February 2016. From the period from acquisition to 31 December 2016, Acerta Pharma had no revenues and its loss after tax was $212m.

If the acquisition had taken effect at the beginning of the reporting period in which the acquisition occurred (1 January 2016), on a pro forma basis, the revenue of the combined Group for 2016 would have been unchanged and the profit after tax would have been $3,367m. This pro forma information does not purport to represent the results of the combined Group that actually would have occurred had the acquisition taken place on 1 January 2016 and should not be taken to be representative of future results.

The fair values assigned to the Acerta Pharma business combination completed in 2016 were:

Fair value
$m
Non-current assets
Intangible assets (Note 9)	7,307
Current assets	253
Current liabilities	(90)
Non-current liabilities
Deferred tax liabilities	(1,777)
Total net assets acquired	5,693
Non-controlling interests	(1,903)
Goodwill (Note 8)	19
Fair value of total consideration	3,809
Less: fair value of deferred consideration	(1,332)
Total upfront consideration	2,477
Less: cash and cash equivalents acquired	(94)
Net cash outflow	2,383

Acquisition costs were immaterial.